Other Borrowed Funds	12 Months Ended
Dec. 31, 2011
OTHER BORROWED FUNDS [Abstract]
Other Borrowed Funds
Note G - Other Borrowed Funds

    Other borrowed funds at December 31, 2011 and December 31, 2010 are comprised of advances from the Federal Home Loan Bank (“FHLB”) of Cincinnati, promissory notes and Federal Reserve Bank (“FRB") Notes.
	FHLB Borrowings	Promissory Notes	FRB Notes		Totals

2011	$16,548	$3,748	$	----	$20,296
2010	$23,406	$3,835		$502	$27,743

   Pursuant to collateral agreements with the FHLB, advances are secured by $243,791 in qualifying mortgage loans, $98,629 in commercial loans and $6,281 in FHLB stock at December 31, 2011. Fixed-rate FHLB advances of $16,548 mature through 2033 and have interest rates ranging from 1.79% to 3.42% and a year-to-date weighted average cost of 2.50%. There were no variable-rate FHLB borrowings at December 31, 2011.
At December 31, 2011, the Company had a cash management line of credit enabling it to borrow up to $95,000 from the FHLB. All cash management advances have an original maturity of 90 days. The line of credit must be renewed on an annual basis. There was $95,000 available on this line of credit at December 31, 2011.
Based on the Company's current FHLB stock ownership, total assets and pledgeable loans, the Company had the ability to obtain borrowings from the FHLB up to a maximum of $180,586 at December 31, 2011. Of this maximum borrowing capacity of $180,586, the Company had $137,038 available to use as additional borrowings, of which $95,000 could be used for short-term, cash management advances, as mentioned above.
Promissory notes, issued primarily by Ohio Valley, have fixed rates of 1.52% to 5.00% and are due at various dates through a final maturity date of December 8, 2014. At December 31, 2011, there were no promissory notes payable by Ohio Valley to related parties. See Note K for further discussion of related party transactions.
FRB notes consist of the collection of tax payments from Bank customers under the Treasury Tax and Loan program. These funds have a variable interest rate and are callable on demand by the U.S. Treasury. The interest rate for the Company's FRB notes was zero percent at December 31, 2011 and December 31, 2010. Various investment securities from the Bank used to collateralize FRB notes totaled $725 at December 31, 2011 and $1,270 at December 31, 2010.
Letters of credit issued on the Bank's behalf by the FHLB to collateralize certain public unit deposits as required by law totaled $27,000 at December 31, 2011 and $33,450 at December 31, 2010.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note G - Other Borrowed Funds (continued)

Scheduled principal payments over the next five years:

	FHLB Borrowings	Promissory Notes	FRB Notes		Totals

2012	$1,507	$2,437	$	----	$3,944
2013	3,814	166		----	3,980
2014	3,704	1,145		----	4,849
2015	1,108	----		----	1,108
2016	1,026	----		----	1,026
Thereafter	5,389	----		----	5,389
	$16,548	$3,748	$	----	$20,296